STATEMENT OF OPERATIONS	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares shares
Operating expenses
Bank charges	$ 4,184
Business development	116,742
Amortization expense	1,515
Mineral rights development expenditures	314,013
Office and administrative	895,430
Professional fees	3,075,312
Rent expense	123,554
Investor relations	120,000
Salaries and wages	18,151
Licensing fee expense	29,436
Travel and entertainment	549,177
Total operating expenses	(5,247,514)
Other income (expense)
Gain (loss) on foreign currency transactions	(13,118)
Total other expense	(13,118)
Net loss	$ (5,260,632)
Common stock, subject to possible redemption
Other income (expense)
Weighted average number of shares outstanding - Basic (in shares) | shares	5,419,199
Weighted average number of shares outstanding - Diluted (in shares) | shares	5,419,199
Loss per share - Basic (in dollars per share) | $ / shares	$ (0.05)
Loss per share - Diluted (in dollars per share) | $ / shares	$ (0.05)
Common stock, not subject to possible redemption
Other income (expense)
Weighted average number of shares outstanding - Basic (in shares) | shares	105,453,176
Weighted average number of shares outstanding - Diluted (in shares) | shares	105,453,176
Loss per share - Basic (in dollars per share) | $ / shares	$ (0.05)
Loss per share - Diluted (in dollars per share) | $ / shares	$ (0.05)